Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2023
Assets Held for Sale [Abstract]
Schedule of Assets Held for Sale	Non-current assets classified as held for sale are measured at the lower of carrying amount and market value less cost of sale.
For the year ended December 31,
2022
Hypermarkets stores (i)	95
95
(i)	On February 25, 2022, GPA and the Company sold 17 owned properties (11 owned by GPA and 6 properties acquired by the Company) with a total sale value of up to R$1,200, to the Brazel Properties real estate fund (“Fund”) with the intervention and guarantee of the Company.